Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 27, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Advantage Global Fund, Inc.

BlackRock Advantage U.S. Total Market Fund, Inc.

BlackRock California Municipal Series Trust

BlackRock California Municipal Opportunities Fund

BlackRock Emerging Markets Fund, Inc.

BlackRock FundsSM

BlackRock Advantage International Fund

BlackRock Advantage Large Cap Growth Fund

BlackRock Advantage Small Cap Growth Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Energy & Resources Portfolio

BlackRock Exchange Portfolio

BlackRock High Equity Income Fund

BlackRock International Dividend Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Money Market Portfolio

BlackRock Real Estate Securities Fund

BlackRock Tactical Opportunities Fund

BlackRock Technology Opportunities Fund

BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock Managed Income Fund

BlackRock Funds III

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index Retirement Fund

iShares MSCI Total International Index Fund

iShares Russell 1000 Large-Cap Index Fund

BlackRock Funds V

BlackRock Core Bond Portfolio

BlackRock Credit Strategies Income Fund

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock U.S. Government Bond Portfolio

BlackRock Mid Cap Dividend Series, Inc.

BlackRock Mid Cap Dividend Fund

BlackRock Multi-State Municipal Series Trust

BlackRock New York Municipal Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BLACKROCK ADVANTAGE GLOBAL FUND, INC. | BLACKROCK ADVANTAGE GLOBAL FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Advantage Global Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Advantage U.S. Total Market Fund, Inc. | BlackRock Advantage U.S. Total Market Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Advantage U.S. Total Market Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST | BlackRock California Municipal Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock California Municipal Series Trust
BlackRock California Municipal Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BLACKROCK EMERGING MARKETS FUND, INC. | BLACKROCK EMERGING MARKETS FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Emerging Markets Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BLACKROCK FUNDS | BLACKROCK ADVANTAGE INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Advantage International Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BLACKROCK FUNDS | BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Advantage Large Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BLACKROCK FUNDS | BLACKROCK ADVANTAGE SMALL CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Advantage Small Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BLACKROCK FUNDS | BLACKROCK ALL-CAP ENERGY & RESOURCES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock All-Cap Energy & Resources Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BLACKROCK FUNDS | BLACKROCK ENERGY & RESOURCES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Energy & Resources Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BLACKROCK FUNDS | BLACKROCK EXCHANGE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Exchange Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BLACKROCK FUNDS | BLACKROCK HIGH EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock High Equity Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BLACKROCK FUNDS | BLACKROCK INTERNATIONAL DIVIDEND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock International Dividend Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BLACKROCK FUNDS | BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Mid-Cap Growth Equity Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BLACKROCK FUNDS | BLACKROCK MONEY MARKET PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Money Market Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BLACKROCK FUNDS | BlackRock Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Real Estate Securities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BLACKROCK FUNDS | BLACKROCK TACTICAL OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Tactical Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BLACKROCK FUNDS | BlackRock Technology Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM
BlackRock Technology Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds II | BLACKROCK 20/80 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock 20/80 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds II | BLACKROCK 40/60 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock 40/60 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds II | BLACKROCK 60/40 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock 60/40 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds II | BLACKROCK 80/20 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock 80/20 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2025 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock LifePath® Smart Beta 2025 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2030 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock LifePath® Smart Beta 2030 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2035 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock LifePath® Smart Beta 2035 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2040 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock LifePath® Smart Beta 2040 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2045 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock LifePath® Smart Beta 2045 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2050 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock LifePath® Smart Beta 2050 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA RETIREMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock LifePath® Smart Beta Retirement Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds II | BLACKROCK MANAGED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II
BlackRock Managed Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2025 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Index 2025 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2030 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Index 2030 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2035 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Index 2035 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2040 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Index 2040 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2045 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Index 2045 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2050 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Index 2050 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2055 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Index 2055 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX RETIREMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
BlackRock LifePath® Index Retirement Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds III | iShares MSCI Total International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
iShares MSCI Total International Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds III | iShares Russell 1000 Large-Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III
iShares Russell 1000 Large-Cap Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds V | BlackRock Core Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V
BlackRock Core Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds V | BlackRock Credit Strategies Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V
BlackRock Credit Strategies Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds V | BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds V | BlackRock Floating Rate Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V
BlackRock Floating Rate Income Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds V | BlackRock GNMA Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V
BlackRock GNMA Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds V | BlackRock High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V
BlackRock High Yield Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds V | BlackRock Inflation Protected Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V
BlackRock Inflation Protected Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds V | BlackRock Low Duration Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V
BlackRock Low Duration Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds V | BlackRock Strategic Income Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V
BlackRock Strategic Income Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BlackRock Funds V | BlackRock U.S. Government Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V
BlackRock U.S. Government Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BLACKROCK MID CAP DIVIDEND SERIES, INC. | BlackRock Mid Cap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Mid Cap Dividend Series, Inc.
BlackRock Mid Cap Dividend Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.

BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST | BlackRock New York Municipal Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Multi-State Municipal Series Trust
BlackRock New York Municipal Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable

Effective December 1, 2019, the repayment arrangement between each Fund and BlackRock Advisors, LLC or BlackRock Fund Advisors, as applicable, pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Accordingly, effective December 1, 2019, references to such repayment arrangement in each Fund’s Summary Prospectuses, Prospectuses and/or SAI are hereby deleted.